Schedule of Investments (unaudited) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
BAE Systems PLC	5,386,436	$37,511,478
Huntington Ingalls Industries, Inc.(a)	54,520	11,222,942
Raytheon Technologies Corp.(a)	79,400	6,135,238

		54,869,658

Auto Components — 0.6%
Lear Corp.(a)	64,232	11,642,050

Automobiles — 2.4%
General Motors Co.(a)(b)	777,041	44,648,776

Banks(a) — 11.4%
Bank of America Corp.	1,272,292	49,224,977
Citigroup, Inc.	1,013,438	73,727,615
JPMorgan Chase & Co.	172,683	26,287,533
Wells Fargo & Co.	1,669,348	65,221,426

		214,461,551

Beverages(a) — 2.0%
Coca-Cola Co.	327,369	17,255,620
Constellation Brands, Inc., Class A	90,226	20,571,528

		37,827,148

Capital Markets(a) — 6.2%
Blackstone Group, Inc.	168,320	12,544,890
Charles Schwab Corp.	577,488	37,640,668
Morgan Stanley	492,767	38,268,285
Raymond James Financial, Inc.	235,940	28,916,806

		117,370,649

Chemicals(a) — 1.7%
Corteva, Inc.	259,951	12,118,916
DuPont de Nemours, Inc.	79,126	6,114,857
PPG Industries, Inc.	89,730	13,482,830

		31,716,603

Communications Equipment(a) — 3.6%
Cisco Systems, Inc.	1,028,728	53,195,525
Motorola Solutions, Inc.	82,210	15,459,590

		68,655,115

Consumer Finance(a) — 1.3%
American Express Co.	80,820	11,431,181
Capital One Financial Corp.	102,070	12,986,366

		24,417,547

Diversified Financial Services(a) — 2.8%
Berkshire Hathaway, Inc., Class B(b)	131,215	33,521,496
Equitable Holdings, Inc.	577,262	18,830,287

		52,351,783

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.(a)	897,686	52,200,441

Electric Utilities(a) — 2.0%
American Electric Power Co., Inc.	73,880	6,257,636
Edison International	272,860	15,989,596
Exelon Corp.	204,270	8,934,770
PPL Corp.	224,004	6,460,275

		37,642,277

Electrical Equipment — 0.2%
Siemens Energy AG(b)	77,065	2,766,352

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.(a)	41,859	6,938,129

Security	Shares	Value

Food Products — 1.0%
Danone SA	266,208	$18,221,417

Health Care Equipment & Supplies — 5.9%
Alcon, Inc.	254,990	17,894,019
Koninklijke Philips NV	563,311	32,123,005
Medtronic PLC(a)	301,989	35,673,961
Zimmer Biomet Holdings, Inc.(a)	162,910	26,078,633

		111,769,618

Health Care Providers & Services(a) — 7.3%
Anthem, Inc.	153,668	55,159,129
Cigna Corp.	81,470	19,694,558
CVS Health Corp.	314,822	23,684,059
Humana, Inc.	14,480	6,070,740
McKesson Corp.	84,086	16,400,133
UnitedHealth Group, Inc.	43,110	16,039,938

		137,048,557

Household Durables — 0.7%
Newell Brands, Inc.(a)	477,006	12,774,221

Industrial Conglomerates — 3.2%
General Electric Co.(a)	2,590,192	34,009,221
Siemens Energy AG	154,130	25,325,328

		59,334,549

Insurance — 7.6%
Allstate Corp.(a)	111,657	12,829,389
American International Group, Inc.(a)	1,205,826	55,721,220
Arthur J. Gallagher & Co.(a)	223,638	27,903,313
Fidelity National Financial, Inc.(a)	419,519	17,057,643
First American Financial Corp.	52,340	2,965,061
MetLife, Inc.(a)	425,413	25,860,856

		142,337,482

IT Services(a) — 2.9%
Cognizant Technology Solutions Corp., Class A	375,101	29,302,890
Visa, Inc., Class A	123,083	26,060,364

		55,363,254

Media(a) — 3.6%
Comcast Corp., Class A	757,675	40,997,794
Fox Corp., Class A	734,029	26,505,787

		67,503,581

Multi-line Retail — 0.3%
Dollar General Corp.(a)	26,622	5,394,150

Multi-Utilities(a) — 2.6%
Ameren Corp.	143,000	11,634,480
NiSource, Inc.	471,490	11,367,624
Public Service Enterprise Group, Inc.	434,035	26,133,247

		49,135,351

Oil, Gas & Consumable Fuels — 7.5%
BP PLC	3,664,140	14,883,564
ConocoPhillips(a)	370,880	19,645,514
Enterprise Products Partners LP(a)	1,246,669	27,451,651
Equinor ASA	787,760	15,376,864
Marathon Petroleum Corp.(a)	571,505	30,569,802
Pioneer Natural Resources Co.(a)	157,412	25,000,174
Williams Cos., Inc.(a)	389,819	9,234,812

		142,162,381

Personal Products — 2.0%
Unilever PLC, ADR(a)	668,390	37,316,214

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 4.9%
AstraZeneca PLC	225,088	$22,465,690
Bayer AG	499,954	31,683,547
Sanofi	391,770	38,739,845

		92,889,082

Professional Services — 0.3%
Leidos Holdings, Inc.(a)	64,520	6,211,986

Road & Rail — 1.0%
Union Pacific Corp.(a)	88,320	19,466,611

Semiconductors & Semiconductor Equipment(a) — 0.8%
Applied Materials, Inc.	53,201	7,107,654
NXP Semiconductors NV	35,390	7,125,422

		14,233,076

Software(a) — 2.8%
CDK Global, Inc.	223,265	12,069,706
Microsoft Corp.	73,730	17,383,322
Open Text Corp.	232,643	11,099,397
SS&C Technologies Holdings, Inc.	181,670	12,693,283

		53,245,708

Specialty Retail(a) — 2.2%
Lowe’s Cos., Inc.	46,710	8,883,308
Ross Stores, Inc.	182,690	21,906,358
TJX Cos., Inc.	169,030	11,181,334

		41,971,000

Technology Hardware, Storage & Peripherals — 1.0%
Samsung Electronics Co. Ltd., Registered Shares, GDR	10,790	19,672,123

Tobacco — 1.9%
Altria Group, Inc.(a)	666,599	34,103,205
British American Tobacco PLC	50,195	1,907,934

		36,011,139

Trading Companies & Distributors — 0.1%
Ferguson PLC	17,589	2,101,092

Total Common Stocks — 99.9% (Cost: $1,335,104,643)		1,881,670,671

Security	Shares	Value

Preferred Securities

Preferred Stocks — 1.2%

Household Products — 1.2%
Henkel AG & Co. KGaA, Preference Shares	203,170	$22,843,152

Total Preferred Securities — 1.2% (Cost: $18,703,928)		22,843,152

Total Long-Term Investments — 101.1% (Cost: $1,353,808,571)		1,904,513,823

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	10,984,460	10,984,460

Total Short-Term Securities — 0.6% (Cost: $10,984,460)		10,984,460

Total Investments Before Options Written — 101.7% (Cost: $1,364,793,031)		1,915,498,283

Options Written — (1.7)% (Premiums Received: $(27,970,491))		(30,309,198)

Total Investments, Net of Options Written — 100.0% (Cost: $1,336,822,540)		1,885,189,085

Liabilities in Excess of Other Assets — 0.0%		(901,276)

Net Assets — 100.0%		$1,884,287,809

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Affiliate of the Trust.
(d)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,016,637	$—	$(1,032,177	)(a)	$—	$—	$10,984,460	10,984,460	$714	$—

(a)	Represents net amount purchased (sold).

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
American International Group, Inc.	1,244	04/01/21	USD	48.00	USD	5,748	$(3,732)
Cognizant Technology Solutions Corp., Class A	1,200	04/01/21	USD	75.00	USD	9,374	(408,000)
Conocophillips	218	04/01/21	USD	50.00	USD	1,155	(67,035)
Constellation Brands, Inc., Class A	195	04/01/21	USD	235.00	USD	4,446	(2,925)
DuPont de Nemours, Inc.	214	04/01/21	USD	75.50	USD	1,654	(41,623)
Fox Corp., Class A	607	04/01/21	USD	37.00	USD	2,192	(31,868)
Marathon Petroleum Corp.	721	04/01/21	USD	51.50	USD	3,857	(152,852)
McKesson Corp.	63	04/01/21	USD	187.50	USD	1,229	(50,400)
Raytheon Technologies Corp.	72	04/01/21	USD	77.50	USD	556	(3,096)
Ross Stores, Inc.	119	04/01/21	USD	123.00	USD	1,427	(5,653)
Union Pacific Corp.	122	04/01/21	USD	215.00	USD	2,689	(69,235)
Wells Fargo & Co.	1,794	04/01/21	USD	40.00	USD	7,009	(10,764)
American Express Co.	105	04/09/21	USD	147.00	USD	1,485	(4,935)
Anthem, Inc.	159	04/09/21	USD	335.00	USD	5,707	(395,910)
Bank of America Corp.	897	04/09/21	USD	37.00	USD	3,470	(169,533)
Berkshire Hathaway, Inc., Class B	194	04/09/21	USD	245.00	USD	4,956	(215,825)
Cigna Corp.	34	04/09/21	USD	237.50	USD	822	(22,355)
Cisco Systems, Inc.	359	04/09/21	USD	47.00	USD	1,856	(173,217)
Citigroup, Inc.	490	04/09/21	USD	69.00	USD	3,565	(200,900)
Coca-Cola Co.	388	04/09/21	USD	51.50	USD	2,045	(53,932)
Comcast Corp., Class A	1,107	04/09/21	USD	54.50	USD	5,990	(53,690)
Constellation Brands, Inc., Class A	90	04/09/21	USD	230.00	USD	2,052	(43,650)
CVS Health Corp.	208	04/09/21	USD	71.00	USD	1,565	(93,080)
Dollar General Corp.	73	04/09/21	USD	182.50	USD	1,479	(150,015)
Enterprise Products Partners LP	1,272	04/09/21	USD	22.00	USD	2,801	(41,976)
Fox Corp., Class A	1,060	04/09/21	USD	35.50	USD	3,828	(151,050)
General Electric Co.	656	04/09/21	USD	13.50	USD	861	(10,168)
General Motors Co.	512	04/09/21	USD	56.00	USD	2,942	(121,088)
Humana, Inc.	46	04/09/21	USD	410.00	USD	1,929	(56,350)
Marathon Petroleum Corp.	690	04/09/21	USD	58.00	USD	3,691	(8,280)
McKesson Corp.	91	04/09/21	USD	190.00	USD	1,775	(63,473)
Medtronic PLC	262	04/09/21	USD	121.00	USD	3,095	(13,755)
MetLife, Inc.	1,046	04/09/21	USD	61.00	USD	6,359	(91,525)
Microsoft Corp.	55	04/09/21	USD	240.00	USD	1,297	(9,350)
Morgan Stanley	660	04/09/21	USD	83.00	USD	5,126	(9,900)
Pioneer Natural Resources Co.	75	04/09/21	USD	155.00	USD	1,191	(48,000)
Ross Stores, Inc.	419	04/09/21	USD	121.00	USD	5,024	(69,135)
Verizon Communications, Inc.	721	04/09/21	USD	56.00	USD	4,193	(154,294)
Visa, Inc., Class A	47	04/09/21	USD	217.50	USD	995	(4,583)
Bank of America Corp.	1,529	04/13/21	USD	36.50	USD	5,916	(381,067)
Allstate Corp.	305	04/16/21	USD	105.00	USD	3,504	(314,150)
Allstate Corp.	309	04/16/21	USD	120.00	USD	3,550	(8,498)
Ameren Corp.	521	04/16/21	USD	75.00	USD	4,239	(354,280)
American Electric Power Co., Inc.	274	04/16/21	USD	85.00	USD	2,321	(28,085)
American Express Co.	165	04/16/21	USD	130.00	USD	2,334	(198,412)
American International Group, Inc.	908	04/16/21	USD	43.00	USD	4,196	(315,530)
Anthem, Inc.	137	04/16/21	USD	330.00	USD	4,918	(416,480)
Applied Materials, Inc.	134	04/16/21	USD	105.00	USD	1,790	(391,280)
Arthur J Gallagher & Co.	430	04/16/21	USD	130.00	USD	5,365	(10,750)
Arthur J. Gallagher & Co.	800	04/16/21	USD	123.00	USD	9,982	(233,850)
Bank of America Corp.	1,197	04/16/21	USD	33.00	USD	4,631	(679,297)
Berkshire Hathaway, Inc., Class B	219	04/16/21	USD	270.00	USD	5,595	(5,804)
Capital One Financial Corp.	227	04/16/21	USD	135.00	USD	2,888	(18,387)
CDK Global, Inc.	151	04/16/21	USD	55.00	USD	816	(10,948)
Cisco Systems, Inc.	531	04/16/21	USD	48.00	USD	2,746	(197,797)
Cisco Systems, Inc.	504	04/16/21	USD	47.00	USD	2,606	(243,180)
Citigroup, Inc.	490	04/16/21	USD	70.00	USD	3,565	(189,875)
Coca-Cola Co.	970	04/16/21	USD	50.00	USD	5,113	(272,570)
Cognizant Technology Solutions Corp., Class A	153	04/16/21	USD	80.00	USD	1,195	(11,475)
Comcast Corp., Class A	566	04/16/21	USD	55.00	USD	3,063	(31,979)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ConocoPhillips	714	04/16/21	USD	60.00	USD	3,782	$(11,424)
Constellation Brands, Inc., Class A	209	04/16/21	USD	240.00	USD	4,765	(40,233)
Corteva, Inc.	1,044	04/16/21	USD	47.00	USD	4,867	(112,230)
CVS Health Corp.	467	04/16/21	USD	72.50	USD	3,513	(150,607)
Edison International	746	04/16/21	USD	60.00	USD	4,372	(33,570)
Enterprise Products Partners LP	2,401	04/16/21	USD	23.00	USD	5,287	(37,216)
Equitable Holdings, Inc.	1,328	04/16/21	USD	30.00	USD	4,332	(408,360)
Exelon Corp.	630	04/16/21	USD	43.00	USD	2,756	(75,600)
Fidelity D&D Bancorp, Inc.	1,071	04/16/21	USD	41.00	USD	4,355	(77,647)
Fox Corp., Class A	1,186	04/16/21	USD	42.00	USD	4,283	(32,615)
General Electric Co.	1,250	04/16/21	USD	12.00	USD	1,641	(152,500)
General Electric Co.	1,806	04/16/21	USD	12.51	USD	2,371	(144,130)
Humana, Inc.	33	04/16/21	USD	410.00	USD	1,383	(47,850)
Huntington Ingalls Industries, Inc.	217	04/16/21	USD	190.00	USD	4,467	(364,560)
Huntington Ingalls Industries, Inc.	82	04/16/21	USD	200.00	USD	1,688	(67,650)
JPMorgan Chase & Co.	257	04/16/21	USD	150.00	USD	3,912	(117,577)
Lear Corp.	252	04/16/21	USD	195.00	USD	4,567	(24,570)
Leidos Holdings, Inc.	151	04/16/21	USD	110.00	USD	1,454	(1,510)
Lowe’s Cos., Inc.	56	04/16/21	USD	170.00	USD	1,065	(115,220)
Medtronic PLC	261	04/16/21	USD	120.00	USD	3,083	(33,408)
MetLife, Inc.	432	04/16/21	USD	60.00	USD	2,626	(78,624)
Microsoft Corp.	84	04/16/21	USD	245.00	USD	1,980	(11,550)
Motorola Solutions, Inc.	131	04/16/21	USD	190.00	USD	2,463	(29,803)
Motorola Solutions, Inc.	330	04/16/21	USD	185.00	USD	6,206	(169,950)
Newell Brands, Inc.	1,080	04/16/21	USD	25.00	USD	2,892	(205,200)
NiSource, Inc.	1,165	04/16/21	USD	24.00	USD	2,809	(55,338)
NXP Semiconductors NV	96	04/16/21	USD	185.00	USD	1,933	(170,160)
Open Text Corp.	610	04/16/21	USD	47.71	USD	2,910	(53,595)
PPG Industries, Inc.	257	04/16/21	USD	150.00	USD	3,862	(88,665)
PPL Corp.	1,215	04/16/21	USD	29.00	USD	3,504	(42,525)
Public Service Enterprise Group, Inc.	1,007	04/16/21	USD	60.00	USD	6,063	(103,217)
Raymond James Financial, Inc.	730	04/16/21	USD	117.00	USD	8,947	(480,337)
SS&C Technologies Holdings, Inc.	309	04/16/21	USD	75.00	USD	2,159	(4,635)
SS&C Technologies Holdings, Inc.	232	04/16/21	USD	70.00	USD	1,621	(31,320)
Unilever PLC, ADR	1,038	04/16/21	USD	55.00	USD	5,795	(108,990)
Verizon Communications, Inc.	866	04/16/21	USD	57.50	USD	5,036	(79,672)
Verizon Communications, Inc.	721	04/16/21	USD	55.80	USD	4,193	(163,213)
Wells Fargo & Co.	730	04/16/21	USD	32.50	USD	2,852	(485,450)
Williams Cos., Inc.	1,142	04/16/21	USD	24.00	USD	2,705	(47,393)
Zimmer Biomet Holdings, Inc.	125	04/16/21	USD	165.00	USD	2,001	(23,750)
Zimmer Biomet Holdings, Inc.	99	04/16/21	USD	170.00	USD	1,585	(5,940)
Altria Group, Inc.	1,493	04/23/21	USD	52.00	USD	7,638	(107,496)
American International Group, Inc.	1,345	04/23/21	USD	48.00	USD	6,215	(90,787)
Anthem, Inc.	159	04/23/21	USD	340.00	USD	5,707	(387,960)
Applied Materials, Inc.	210	04/23/21	USD	118.00	USD	2,806	(348,600)
Bank of America Corp.	512	04/23/21	USD	37.50	USD	1,981	(100,096)
Blackstone Group, Inc.	391	04/23/21	USD	73.00	USD	2,914	(117,104)
Charles Schwab Corp.	906	04/23/21	USD	66.00	USD	5,905	(168,063)
Cigna Corp.	216	04/23/21	USD	242.50	USD	5,222	(137,700)
Cisco Systems, Inc.	1,196	04/23/21	USD	49.00	USD	6,184	(330,096)
Citigroup, Inc.	566	04/23/21	USD	73.00	USD	4,118	(139,236)
Coca-Cola Co.	201	04/23/21	USD	52.00	USD	1,059	(30,653)
Cognizant Technology Solutions Corp., Class A	256	04/23/21	USD	79.00	USD	2,000	(39,680)
Comcast Corp., Class A	382	04/23/21	USD	58.50	USD	2,067	(16,235)
ConocoPhillips	431	04/23/21	USD	61.00	USD	2,283	(16,594)
Dollar General Corp.	73	04/23/21	USD	182.50	USD	1,479	(151,110)
Enterprise Products Partners LP	2,140	04/23/21	USD	24.00	USD	4,712	(18,190)
Fox Corp., Class A	1,186	04/23/21	USD	42.00	USD	4,283	(29,650)
General Electric Co.	1,082	04/23/21	USD	13.50	USD	1,421	(35,706)
General Motors Co.	334	04/23/21	USD	62.00	USD	1,919	(32,064)
Marathon Petroleum Corp.	671	04/23/21	USD	62.00	USD	3,589	(16,775)
McKesson Corp.	91	04/23/21	USD	192.50	USD	1,775	(68,477)

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Medtronic PLC	226	04/23/21	USD	118.00	USD	2,670	$(51,415)
Microsoft Corp.	27	04/23/21	USD	247.50	USD	637	(3,767)
NiSource, Inc.	516	04/23/21	USD	23.05	USD	1,244	(58,845)
NXP Semiconductors NV	166	04/23/21	USD	187.50	USD	3,342	(278,050)
Pioneer Natural Resources Co.	406	04/23/21	USD	167.50	USD	6,448	(137,025)
Raytheon Technologies Corp.	182	04/23/21	USD	82.00	USD	1,406	(17,108)
Ross Stores, Inc.	465	04/23/21	USD	127.00	USD	5,576	(61,613)
TJX Cos., Inc.	421	04/23/21	USD	69.00	USD	2,785	(29,470)
UnitedHealth Group, Inc.	41	04/23/21	USD	355.00	USD	1,525	(88,047)
Visa, Inc., Class A	137	04/23/21	USD	220.00	USD	2,901	(24,455)
Wells Fargo & Co.	1,169	04/23/21	USD	39.00	USD	4,567	(173,012)
Williams Cos., Inc.	695	04/23/21	USD	24.00	USD	1,646	(34,750)
Public Service Enterprise Group, Inc.	1,384	04/28/21	USD	59.56	USD	8,333	(231,484)
Altria Group, Inc.	637	04/30/21	USD	50.00	USD	3,259	(139,821)
American International Group, Inc.	1,246	04/30/21	USD	49.00	USD	5,758	(82,859)
Bank of America Corp.	979	04/30/21	USD	40.00	USD	3,788	(85,173)
Berkshire Hathaway, Inc., Class B	308	04/30/21	USD	255.00	USD	7,868	(169,400)
Capital One Financial Corp.	106	04/30/21	USD	128.00	USD	1,349	(53,000)
Charles Schwab Corp.	1,791	04/30/21	USD	68.00	USD	11,674	(247,158)
Cisco Systems, Inc.	884	04/30/21	USD	50.00	USD	4,571	(216,138)
Citigroup, Inc.	902	04/30/21	USD	77.00	USD	6,562	(126,280)
Cognizant Technology Solutions Corp., Class A	454	04/30/21	USD	79.50	USD	3,547	(74,910)
Comcast Corp., Class A	651	04/30/21	USD	58.50	USD	3,523	(18,554)
ConocoPhillips	114	04/30/21	USD	52.00	USD	604	(24,282)
CVS Health Corp.	99	04/30/21	USD	76.50	USD	745	(13,514)
DuPont de Nemours, Inc.	237	04/30/21	USD	80.50	USD	1,831	(40,764)
Enterprise Products Partners LP	1,043	04/30/21	USD	23.00	USD	2,297	(31,812)
General Electric Co.	2,413	04/30/21	USD	13.00	USD	3,168	(182,181)
General Motors Co.	315	04/30/21	USD	62.00	USD	1,810	(39,060)
JPMorgan Chase & Co.	32	04/30/21	USD	155.00	USD	487	(10,960)
JPMorgan Chase & Co.	142	04/30/21	USD	157.50	USD	2,162	(37,204)
Lowe’s Cos., Inc.	43	04/30/21	USD	185.00	USD	818	(35,260)
Lowe’s Cos., Inc.	43	04/30/21	USD	195.00	USD	818	(12,556)
Marathon Petroleum Corp.	204	04/30/21	USD	58.50	USD	1,091	(18,054)
Mckesson Corp.	91	04/30/21	USD	197.50	USD	1,775	(55,738)
Medtronic PLC	766	04/30/21	USD	117.00	USD	9,049	(271,930)
MetLife, Inc.	455	04/30/21	USD	60.00	USD	2,766	(120,120)
Microsoft Corp.	102	04/30/21	USD	237.50	USD	2,405	(65,790)
Morgan Stanley	275	04/30/21	USD	86.00	USD	2,136	(15,263)
Morgan Stanley	735	04/30/21	USD	83.00	USD	5,708	(78,645)
Pioneer Natural Resources Co.	148	04/30/21	USD	167.50	USD	2,350	(65,860)
Raytheon Technologies Corp.	91	04/30/21	USD	78.00	USD	703	(20,111)
TJX Cos., Inc.	507	04/30/21	USD	69.00	USD	3,354	(46,137)
Union Pacific Corp.	242	04/30/21	USD	225.00	USD	5,334	(114,345)
UnitedHealth Group, Inc.	78	04/30/21	USD	370.00	USD	2,902	(91,065)
Verizon Communications, Inc.	508	04/30/21	USD	56.00	USD	2,954	(116,332)
Visa, Inc., Class A	165	04/30/21	USD	230.00	USD	3,493	(18,398)
Wells Fargo & Co.	1,173	04/30/21	USD	40.00	USD	4,583	(148,384)
CDK Global, Inc.	741	05/04/21	USD	55.42	USD	4,006	(114,884)
NiSource, Inc.	912	05/05/21	USD	23.77	USD	2,199	(61,374)
American Express Co.	174	05/07/21	USD	146.00	USD	2,461	(57,942)
Bank of America Corp.	521	05/07/21	USD	40.00	USD	2,016	(56,268)
Capital One Financial Corp.	228	05/07/21	USD	133.00	USD	2,901	(82,650)
Charles Schwab Corp.	479	05/07/21	USD	67.00	USD	3,122	(95,081)
Cisco Systems, Inc.	969	05/07/21	USD	51.41	USD	5,011	(125,736)
Cisco Systems, Inc.	261	05/07/21	USD	54.00	USD	1,350	(9,396)
Citigroup, Inc.	602	05/07/21	USD	75.85	USD	4,379	(104,139)
Comcast Corp., Class A	688	05/07/21	USD	55.50	USD	3,723	(77,400)
CVS Health Corp.	277	05/07/21	USD	77.00	USD	2,084	(46,813)
General Electric Co.	2,462	05/07/21	USD	13.50	USD	3,233	(145,258)
General Motors Co.	1,044	05/07/21	USD	62.00	USD	5,999	(173,826)
JPMorgan Chase & Co.	239	05/07/21	USD	156.22	USD	3,638	(81,841)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lowe’s Cos., Inc.	161	05/07/21	USD	195.00	USD	3,062	$(58,765)
MetLife, Inc.	406	05/07/21	USD	63.50	USD	2,468	(56,028)
Microsoft Corp.	84	05/07/21	USD	245.00	USD	1,980	(29,148)
Verizon Communications, Inc.	740	05/07/21	USD	59.00	USD	4,303	(49,580)
Visa, Inc., Class A	163	05/07/21	USD	215.00	USD	3,451	(92,095)
Altria Group, Inc.	1,795	05/21/21	USD	52.50	USD	9,183	(218,092)
Ameren Corp.	265	05/21/21	USD	80.00	USD	2,156	(87,450)
American Electric Power Co., Inc.	132	05/21/21	USD	85.00	USD	1,118	(26,400)
American International Group, Inc.	1,888	05/21/21	USD	50.00	USD	8,724	(174,640)
Anthem, Inc.	159	05/21/21	USD	360.00	USD	5,707	(246,450)
Bank of America Corp.	1,362	05/21/21	USD	37.00	USD	5,270	(381,360)
Blackstone Group, Inc.	535	05/21/21	USD	75.00	USD	3,987	(139,902)
CDK Global, Inc.	335	05/21/21	USD	55.00	USD	1,811	(73,700)
CDW Corp.	230	05/21/21	USD	160.00	USD	3,812	(258,750)
Cigna Corp.	85	05/21/21	USD	230.00	USD	2,055	(150,662)
Cigna Corp.	113	05/21/21	USD	240.00	USD	2,732	(132,210)
Cisco Systems, Inc.	98	05/21/21	USD	49.00	USD	507	(32,585)
Cisco Systems, Inc.	244	05/21/21	USD	52.50	USD	1,262	(35,136)
Citigroup, Inc.	363	05/21/21	USD	70.00	USD	2,641	(183,315)
Citigroup, Inc.	320	05/21/21	USD	75.00	USD	2,328	(81,920)
Coca-Cola Co.	589	05/21/21	USD	52.50	USD	3,105	(96,890)
Comcast Corp., Class A	773	05/21/21	USD	57.50	USD	4,183	(57,202)
Corteva, Inc.	385	05/21/21	USD	49.63	USD	1,795	(35,121)
CVS Health Corp.	208	05/21/21	USD	77.50	USD	1,565	(34,112)
DuPont de Nemours, Inc.	63	05/21/21	USD	82.50	USD	487	(10,395)
Edison International	754	05/21/21	USD	61.00	USD	4,418	(63,850)
Exelon Corp.	52	05/21/21	USD	44.00	USD	227	(6,370)
Fidelity National Financial, Inc.	1,236	05/21/21	USD	42.35	USD	5,026	(147,587)
General Electric Co.	4,577	05/21/21	USD	14.00	USD	6,010	(224,273)
General Motors Co.	903	05/21/21	USD	65.00	USD	5,189	(119,647)
JPMorgan Chase & Co.	279	05/21/21	USD	155.00	USD	4,247	(132,525)
Leidos Holdings, Inc.	203	05/21/21	USD	105.00	USD	1,954	(31,465)
Medtronic PLC	145	05/21/21	USD	120.00	USD	1,713	(44,225)
Microsoft Corp.	6	05/21/21	USD	245.00	USD	141	(3,000)
Microsoft Corp.	47	05/21/21	USD	250.00	USD	1,108	(16,568)
Morgan Stanley	304	05/21/21	USD	82.50	USD	2,361	(52,592)
Morgan Stanley	736	05/21/21	USD	85.00	USD	5,716	(86,848)
Open Text Corp.	669	05/21/21	USD	50.00	USD	3,192	(60,210)
PPG Industries, Inc.	240	05/21/21	USD	155.00	USD	3,606	(74,400)
Raytheon Technologies Corp.	91	05/21/21	USD	80.00	USD	703	(18,928)
SS&C Technologies Holdings, Inc.	458	05/21/21	USD	70.00	USD	3,200	(148,850)
Unilever PLC, ADR	918	05/21/21	USD	57.50	USD	5,125	(73,440)
Union Pacific Corp.	121	05/21/21	USD	220.00	USD	2,667	(107,387)
UnitedHealth Group, Inc.	118	05/21/21	USD	380.00	USD	4,390	(117,705)
Verizon Communications, Inc.	740	05/21/21	USD	57.50	USD	4,303	(108,780)
Visa, Inc., Class A	164	05/21/21	USD	220.00	USD	3,472	(70,520)
Wells Fargo & Co.	1,800	05/21/21	USD	37.50	USD	7,033	(532,800)
Williams Cos., Inc.	695	05/21/21	USD	24.00	USD	1,646	(58,380)
Zimmer Biomet Holdings, Inc.	672	05/21/21	USD	165.00	USD	10,757	(359,520)
Cisco Systems, Inc.	612	06/18/21	USD	52.50	USD	3,165	(108,936)
Citigroup, Inc.	320	06/18/21	USD	75.00	USD	2,328	(106,400)
Lear Corp.	168	06/18/21	USD	195.00	USD	3,045	(99,960)

							$(25,486,703)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
First American Financial Corp.	Credit Suisse International	28,700	04/05/21	USD	57.47	USD	1,626	$(12,398)

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alcon, Inc.	UBS AG	46,800	04/07/21	CHF	65.46	CHF	3,104	$(66,455)
BAE Systems PLC	Credit Suisse International	441,000	04/07/21	GBP	5.04	GBP	2,228	(46,400)
Bayer AG	Goldman Sachs International	64,000	04/07/21	EUR	56.76	EUR	3,459	(8,793)
Danone SA	Morgan Stanley & Co. International PLC	28,700	04/07/21	EUR	59.16	EUR	1,675	(11,949)
ConocoPhillips	Bank of America N.A.	44,900	04/09/21	USD	57.61	USD	2,378	(8,597)
Verizon Communications, Inc.	Bank of America N.A.	64,100	04/09/21	USD	57.51	USD	3,727	(35,666)
AstraZeneca PLC	Barclays Bank PLC	115,800	04/13/21	GBP	73.49	GBP	8,384	(111,333)
BAE Systems PLC	Credit Suisse International	570,100	04/13/21	GBP	4.98	GBP	2,880	(96,474)
Danone SA	Morgan Stanley & Co. International PLC	28,700	04/13/21	EUR	59.16	EUR	1,675	(18,486)
Equinor ASA	Credit Suisse International	304,300	04/13/21	NOK	165.52	NOK	50,804	(152,229)
Sanofi	Barclays Bank PLC	94,300	04/13/21	EUR	78.85	EUR	7,952	(613,984)
Samsung Electronics Co. Ltd., Registered Shares, GDR	Morgan Stanley & Co. International PLC	1,100	04/14/21	USD	1,897.86	USD	2,005	(20,945)
Alcon, Inc.	Goldman Sachs International	56,200	04/15/21	CHF	65.71	CHF	3,727	(91,715)
Bayer AG	Goldman Sachs International	68,000	04/15/21	EUR	53.14	EUR	3,675	(134,120)
Alcon, Inc.	Morgan Stanley & Co. International PLC	37,200	04/20/21	CHF	65.38	CHF	2,467	(73,556)
Bayer AG	Credit Suisse International	68,000	04/20/21	EUR	56.03	EUR	3,675	(53,148)
BP PLC	Credit Suisse International	1,149,200	04/20/21	GBP	3.31	GBP	3,386	(18,902)
Sanofi	Goldman Sachs International	97,200	04/20/21	EUR	80.91	EUR	8,196	(432,935)
BAE Systems PLC	Goldman Sachs International	441,000	04/21/21	GBP	5.10	GBP	2,228	(50,827)
Equinor ASA	Barclays Bank PLC	19,600	04/21/21	NOK	168.98	NOK	3,272	(8,135)
Koninklijke Philips NV	Barclays Bank PLC	124,200	04/21/21	EUR	47.01	EUR	6,039	(282,999)
Exelon Corp.	Barclays Bank PLC	44,100	04/26/21	USD	42.18	USD	1,929	(86,609)
Raymond James Financial, Inc.	JPMorgan Chase Bank N.A.	56,700	04/26/21	USD	121.47	USD	6,949	(230,988)
AstraZeneca PLC	Goldman Sachs International	2,500	04/27/21	GBP	73.11	GBP	181	(4,555)
Samsung Electronics Co. Ltd., Registered Shares, GDR	Goldman Sachs International	4,900	04/27/21	USD	1,808.77	USD	8,934	(351,367)
Unilever PLC — ADR	Citibank N.A.	46,500	04/28/21	USD	55.89	USD	2,596	(31,540)
Henkel AG & Co. KGaA, Preference Shares	Credit Suisse International	76,100	04/29/21	EUR	90.34	EUR	7,296	(494,617)
Newell Brands, Inc.	Credit Suisse International	202,000	04/29/21	USD	26.90	USD	5,410	(157,376)
Siemens Energy AG.	Credit Suisse International	42,300	04/29/21	EUR	33.26	EUR	1,295	(30,457)
Equinor ASA	UBS AG	109,300	05/04/21	NOK	176.28	NOK	18,248	(28,742)
ConocoPhillips	Credit Suisse International	11,400	05/06/21	USD	53.66	USD	604	(27,866)
PPL Corp.	Credit Suisse International	1,700	05/06/21	USD	28.57	USD	49	(1,527)
BP PLC.	UBS AG	866,000	05/11/21	GBP	3.23	GBP	2,552	(40,195)
Sanofi	UBS AG	23,900	05/11/21	EUR	83.46	EUR	2,015	(34,193)
Siemens Energy AG	Morgan Stanley & Co. International PLC	84,700	05/11/21	EUR	139.20	EUR	11,868	(484,270)
Unilever PLC, ADR	Goldman Sachs International	125,500	05/12/21	USD	56.47	USD	7,007	(124,785)
Danone SA	Goldman Sachs International	89,000	05/14/21	EUR	59.67	EUR	5,195	(74,489)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	35,600	05/14/21	EUR	97.78	EUR	3,413	(48,424)
Koninklijke Philips NV	Citibank N.A.	101,200	05/14/21	EUR	50.14	EUR	4,921	(64,121)
Equitable Holdings, Inc.	Bank of America N.A.	98,000	05/20/21	USD	32.65	USD	3,197	(156,328)

								$(4,822,495)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$17,358,180	$37,511,478	$—	$54,869,658
Auto Components	11,642,050	—	—	11,642,050
Automobiles	44,648,776	—	—	44,648,776
Banks	214,461,551	—	—	214,461,551
Beverages	37,827,148	—	—	37,827,148
Capital Markets	117,370,649	—	—	117,370,649
Chemicals	31,716,603	—	—	31,716,603
Communications Equipment	68,655,115	—	—	68,655,115
Consumer Finance	24,417,547	—	—	24,417,547
Diversified Financial Services	52,351,783	—	—	52,351,783
Diversified Telecommunication Services	52,200,441	—	—	52,200,441
Electric Utilities	37,642,277	—	—	37,642,277
Electrical Equipment	2,766,352	—	—	2,766,352
Electronic Equipment, Instruments & Components	6,938,129	—	—	6,938,129
Food Products	—	18,221,417	—	18,221,417
Health Care Equipment & Supplies	61,752,594	50,017,024	—	111,769,618
Health Care Providers & Services	137,048,557	—	—	137,048,557
Household Durables	12,774,221	—	—	12,774,221
Industrial Conglomerates	34,009,221	25,325,328	—	59,334,549
Insurance	142,337,482	—	—	142,337,482
IT Services	55,363,254	—	—	55,363,254
Media	67,503,581	—	—	67,503,581
Multi-line Retail	5,394,150	—	—	5,394,150
Multi-Utilities	49,135,351	—	—	49,135,351
Oil, Gas & Consumable Fuels	111,901,953	30,260,428	—	142,162,381
Personal Products	37,316,214	—	—	37,316,214
Pharmaceuticals	—	92,889,082	—	92,889,082
Professional Services	6,211,986	—	—	6,211,986
Road & Rail	19,466,611	—	—	19,466,611
Semiconductors & Semiconductor Equipment	14,233,076	—	—	14,233,076
Software	53,245,708	—	—	53,245,708
Specialty Retail	41,971,000	—	—	41,971,000
Technology Hardware, Storage & Peripherals	—	19,672,123	—	19,672,123
Tobacco	34,103,205	1,907,934	—	36,011,139
Trading Companies & Distributors	—	2,101,092	—	2,101,092
Preferred Securities
Preferred Stocks	—	22,843,152	—	22,843,152
Short-Term Securities
Money Market Funds	10,984,460	—	—	10,984,460

	$1,614,749,225	$300,749,058	$—	$1,915,498,283

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(25,612,927)	$(4,696,271)	$—	$(30,309,198)

(a)	Derivative financial instruments are options written. Options written are shown at value.

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

SCHEDULE OF INVESTMENTS	9